Research and development costs	3 Months Ended
Mar. 31, 2020
Research and development costs
Research and Development Costs

10. Research and development costs

Research and development costs amount to € 12,825,000 for the three month period ended March 31, 2020 (2019: € 11,963,000) and are comprised of allocated employee costs including share-based payments, the costs of materials and laboratory consumables, outsourced activities, license and intellectual property costs and other allocated costs.